Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Intended repurchase of shares and/or issue of special dividend, combined volume	€ 1,500
Dividends distributed	€ 1,790	€ 1,671	€ 1,499
Dividends paid per share	€ 1.50	€ 1.40	€ 1.25
Amount returned to shareholders b repurchasing of treasury shares			€ 500
Proposed dividend per share	€ 1.58
Total proposed dividend	€ 1,886